INCOME TAX	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 17 – INCOME TAX

A.	The Company is subject to the U.S. federal income tax rate of 21% plus state income tax rates which vary from state to state.

Income of the Israeli company is taxable at enacted tax rate of 23%.

The Company and Save Foods Ltd. have not received final tax assessments since their inception although the tax reports of the Company for the years through December 31, 2015 and of Save Foods Ltd for the years through December 31, 2017 are deemed to be final.

As of December 31, 2023 and 2022, the Company and subsidiaries have estimated carry forward losses for tax purposes of approximately $9,246,178 and $15,442,691, respectively, of which $770,787 can be offset against taxable income generated until 2027 and $18,792,218 can be offset against future taxable income, if any.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)

NOTE 17 – INCOME TAX (continue)

B.	The following is a reconciliation between the theoretical tax on pre-tax loss, at the income tax rate applicable to the Company (federal tax rate) and the income tax expense reported in the financial statements:

	Year ended December 31
	2023	2022

Pretax loss	7,259,918	5,779,841
Federal tax rate	21%	21%
Income tax computed at the federal income tax rate	1,524,583	1,213,767
Non-deductible expenses	(382,463)	(1,506)
Share-based compensation	(27,242)	(19,359)
Differences in corporate income tax rates	67,845	52,813
Remeasurement of deferred taxes for foreign currency effects	98,655	(365,167)
Changes in valuation allowance	(1,281,378)	(880,548)
Income tax expenses	-	-

C.	Deferred taxes result primarily from temporary differences in the recognition of certain revenue and expense items for financial and income tax reporting purposes and for carryforwards. Significant components of the Company’s deferred assets and liabilities are as follows:

	Year ended December 31
	2023	2022

Composition of deferred tax assets:

Employees and related institutions	3,581	6,927
Operating loss carry-forwards	5,493,516	4,378,800
Operating lease liabilities	10,669	24,328
Share-based compensation	182,212	182,212
Others	33,172	241,325
Total deferred tax assets	5,723,150	4,833,592

Composition of deferred tax liabilities:
Right-of-use asset	(12,697)	(27,894)
Total deferred tax liabilities	(12,697)	(27,894)
Net deferred tax assets	5,710,453	4,805,698

Valuation allowance	(5,710,453)	(4,805,698)
Deferred tax assets and liabilities	-	-

The net change during the year ended December 31, 2023 in the total valuation allowance amounted to $904,755

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)